Stockholders' Equity (Details) (USD $)	12 Months Ended	6 Months Ended
	Dec. 31, 2012	Jun. 30, 2014 Common Stock [Member]	Jun. 30, 2014 Series A Preferred Stock [Member]
Class of Stock [Line Items]
Par value of Series A preferred stock issued	$ 4,898		$ 5,100
Par value of common stock issued		17,164
Additional paid-in-capital	2,151,040	17,878,994	1,479,610
Derivative warrant liabilities	111,777	3,337,025	113,153
Derivative preferred stock conversion feature	872,688		1,647,910
Derivative Warrants issued to placement agent as offering costs	79,615	996,138	248,655
Net proceeds	3,220,018	22,222,319	3,494,425
Offering costs paid in cash	699,482	3,516,378	586,072
Gross proceeds	$ 3,919,500	$ 25,745,699	$ 4,080,500